TRADE RECEIVABLES (Schedule of Aging of Gross Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 963	₪ 1,061
Allowance	148	162	₪ 188	₪ 193
Not Passed Due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	831	860
Allowance	₪ 45	₪ 20
Average expected loss rate	5.00%	2.00%
Less than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 60	₪ 107
Allowance	₪ 36	₪ 58
Average expected loss rate	59.00%	54.00%
More than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 72	₪ 94
Allowance	₪ 67	₪ 84
Average expected loss rate	94.00%	89.00%